Principal accountant fees and services	12 Months Ended
Dec. 31, 2018
Principal accountant fees and services
Principal accountant fees and services

30. Principal accountant fees and services

In 2018, 2017 and 2016, fees for the auditor KPMG AG Wirtschaftsprüfungsgesellschaft, Berlin, and its affiliates were expensed as follows:

Fees
in € THOUS
	Consolidated group	thereof Germany	Consolidated group	thereof Germany	Consolidated group	thereof Germany

	2018		2017		2016

Audit fees	7.845	1.322	8.629	1.232	7.896	1.060
Audit-related fees	320	316	59	18	53	42
Tax fees	1.069	115	830	169	164	-
Other fees	251	234	716	110	4.703	4.689

The current lead engagement partner for the audit of the consolidated financial statements assumed responsibility in 2017.

Audit fees are the aggregate fees billed by KPMG for the audit of the Company’s consolidated financial statements and the statutory financial statements of FMC-AG & Co. KGaA and certain of its subsidiaries, reviews of interim financial statements and attestation services that are provided in connection with statutory and regulatory filings or engagements. Fees related to the audit of internal control over financial reporting are included in audit fees. Audit-related fees are fees charged by KPMG for assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements and are not reported under audit fees. This category comprises fees billed for comfort letters, consultation on accounting issues, agreed-upon procedure engagements and other attestation services subject to regulatory requirements. Tax fees are fees for professional services rendered by KPMG for tax compliance, tax advice on implications for actual or contemplated transactions, tax consulting associated with international transfer prices, and expatriate employee tax services, as well as support services related to tax audits. Other fees include amounts related to services in regard to the harmonization of the IT-landscape as well as amounts related to supply chain consulting fees.

Fees billed by KPMG for non-audit services in Germany include fees for the services described above within the audit-related fees, tax fees and other fees.